Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000214735 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000214735 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.30%
C000222491 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000222491 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000222491 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000222491 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222491 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222491 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222491 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000222491 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000222491 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000222491 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222491 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000222491 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000222491 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000222491 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000222491 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000222491 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000222491 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222491 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000222491 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000222491 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000222491 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000222491 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222491 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000222491 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000222489 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000222489 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000222489 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000222489 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222489 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222489 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222489 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000222489 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000222489 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000222489 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222489 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000222489 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000222489 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000222489 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000222489 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000222489 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000222489 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222489 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000222489 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000222489 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000222489 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000222489 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222489 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000222489 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000222490 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000222490 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000222490 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000222490 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222490 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222490 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222490 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000222490 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000222490 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000222490 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222490 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000222490 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000222490 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000222490 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000222490 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000222490 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000222490 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222490 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000222490 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000222490 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000222490 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000222490 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222490 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000222490 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000234278 [Member] | Virtus InfraCap U S Preferred Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000234278 [Member] | Janus Henderson AAA CLO ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000234278 [Member] | Principal Spectrum Preferred Securities Active ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000234278 [Member] | Global X Variable Rate Preferred ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000234278 [Member] | VanEck Mortgage REIT Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000234278 [Member] | iShares Residential and Multisector Real Estate ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000234278 [Member] | iShares Core U S REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000234278 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234278 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000234278 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
C000234280 [Member] | Virtus InfraCap U S Preferred Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000234280 [Member] | Janus Henderson AAA CLO ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000234280 [Member] | Principal Spectrum Preferred Securities Active ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000234280 [Member] | Global X Variable Rate Preferred ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000234280 [Member] | VanEck Mortgage REIT Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000234280 [Member] | iShares Residential and Multisector Real Estate ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000234280 [Member] | iShares Core U S REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000234280 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234280 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000234280 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
C000237932 [Member] | United States Treasury Bill 12 4 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000237932 [Member] | United States Treasury Bill 2 5 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000237932 [Member] | Nomura Galaxy Option ProfitScore Regime Adaptive Equity Index 6 15 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000237932 [Member] | United States Treasury Bill 10 9 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000237932 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000237932 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000237932 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.50%
C000237932 [Member] | Purchased Options Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000241127 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000241127 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000241127 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000241127 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000241127 [Member] | ProShares Short S And P500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000241127 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000241127 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000241127 [Member] | ProShares UltraPro Short QQQ [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000241127 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000241127 [Member] | AXS Adaptive Plus Fund Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000241127 [Member] | Advertising Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000241127 [Member] | Oil And Gas Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241127 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000241127 [Member] | Metal Fabricate Hardware [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241127 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241127 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241127 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241127 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241127 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241127 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241127 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000241127 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000241127 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000241127 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000241127 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000241127 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000241127 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241127 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241127 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241127 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000241127 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000241127 [Member] | Mutual Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000241130 [Member] | Janus Henderson AAA CLO ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000241130 [Member] | iShares Short Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000241130 [Member] | WisdomTree Interest Rate Hedged U S Aggregate Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000241130 [Member] | iShares Fallen Angels USD Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000241130 [Member] | Vanguard Short Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000241130 [Member] | Vanguard Short Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000241130 [Member] | SPDR Bloomberg Convertible Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000241130 [Member] | SPDR Blackstone Senior Loan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000241130 [Member] | Vanguard Short Term Inflation Protected Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000241130 [Member] | Vanguard Intermediate Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000241130 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000241130 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000241130 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%